Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contractual life	3 years 9 months 7 days	1 year 3 months 3 days
Stock-based compensation expense	$ 877,629	$ 118,202	$ 1,421,267
Unrecognized compensation expenses
2022 Long Term Incentive Equity Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued and outstanding percentage	10.00%